Research and Development and Energy Efficiency	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Research and Development and Energy Efficiency

24.	Research and Development and Energy Efficiency

In accordance with Law No. 9,991/2000 and supplementary regulations, concession operators and licensees of electric power generation and transmission are required to allocate annually the percentage of 1% of their net operating regulatory revenue to research and development of the electricity sector activities, and the electric power distribution concession operators must segregate this same percentage into the research and development and energy efficiency programs of the electricity sector.

The registered balances of Research and Development - R&D and Energy Efficiency Program - EEP are shown in the table below:

Consolidated	Disbursed and not completed	Balance to be collected	Balance to disburse	Balance as of	Balance as of
				12.31.2023	12.31.2022
Research and Development - R&D
FNDCT	-	5,781	-	5,781	6,588
MME	-	2,891	-	2,891	3,314
R&D	153,048	1,359	47,464	201,871	260,243
	153,048	10,031	47,464	210,543	270,145
Energy efficiency program - EEP
Procel	-	23,613	-	23,613	11,960
EEP	139,610	10,822	169,086	319,518	332,653
	139,610	34,435	169,086	343,131	344,613
	292,658	44,466	216,550	553,674	614,758
			Current	320,196	370,244
			Noncurrent	233,478	244,514
National Fund for Scientific and Technological Development - FNDCT
National Program of Electricity Conservation - Procel

24.1 Changes in R&D and EEP balances

Consolidated	FNDCT	MME	R&D	Procel	EEP	Total
Balance as of January 1, 2022	7,584	3,790	286,029	19,883	309,811	627,097
Additions	39,044	19,535	39,070	11,298	45,191	154,138
Performance agreement	-	-	-	-	2,552	2,552
Interest rate (Note 32)	-	-	6,197	3,799	24,648	34,644
Transfers	-	-	-	(3,685)	3,685	-
Payments	(40,040)	(20,011)	(8,061)	(19,335)	(29,740)	(117,187)
Concluded projects	-	-	(62,992)	-	(23,494)	(86,486)
Balance as of December 31, 2022	6,588	3,314	260,243	11,960	332,653	614,758
Additions	40,011	20,004	40,019	12,200	48,805	161,039
Performance agreement	-	-	-	-	4,420	4,420
Interest rate (Note 32)	-	-	5,930	(547)	21,618	27,001
Transfers (b)	5,802	2,900	1,739	-	-	10,441
Payments	(46,620)	(23,327)	(9,695)	-	(16,450)	(96,092)
Concluded projects	-	-	(87,675)	-	(71,528)	(159,203)
Reclassification (a)	-	-	(8,690)	-	-	(8,690)
Balance as of December 31, 2023	5,781	2,891	201,871	23,613	319,518	553,674
(a)	Reclassification to Liabilities classified as held for sale (Note 39).
(b)	Transfers to assets - Law No. 14,514/2023